UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N–Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7396

Managed High Income Portfolio Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28
Date of reporting period: May 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

MANANGED HIGH INCOME
PORTFOLIO INC.

FORM N–Q
MAY 31, 2005

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited)	May 31, 2005

Face Amount	Rating‡	Security	Value

CORPORATE BONDS AND NOTES — 92.0%

Advertising — 0.6%
$982,500	B-	Advanstar Communications, Inc., Second Priority
		Senior Secured Notes, 10.768% due 8/15/08	$1,041,450
300,000	B+	RH Donnelley Finance Corp. I,
		Senior Subordinated Notes,
		10.875% due 12/15/12 (a)	348,750
375,000	CCC	Vertis, Inc., Senior Secured Notes,
		9.750% due 4/1/09	391,875

		Total Advertising	1,782,075

Aerospace/Defense — 0.1%
400,000	BB-	Sequa Corp., Senior Notes,
		9.000% due 8/1/09	436,000

Agriculture — 0.5%
1,525,000	B	Hines Nurseries, Inc., 10.250% due 10/1/11	1,578,375

Airlines — 0.7%
		Continental Airlines, Inc., Pass-Through
		Trust Certificates:
260,526	B+	Series 2000-2, Class C,
		8.312% due 4/2/11	204,727
1,435,000	B	Series 2001-2, Class D,
		7.568% due 12/1/06	1,200,926
		United Airlines, Inc., Pass-Through Certificates:
275,000	A	Series 2000-1, Class B,
		6.932% due 9/1/11 (b)*	144,262
1,443,358	Caa1**	Series 2000-2, Class B,
		7.811% due 10/1/09 (b)*	584,192
630,000	Ca**	Series 2001-1, Class C,
		6.831% due 9/1/08 (b)*	93,572

		Total Airlines	2,227,679

Apparel — 0.5%
		Levi Strauss & Co., Senior Notes:
1,125,000	B-	7.730% due 4/1/12 (a)	1,049,063
75,000	B-	9.750% due 1/15/15 (a)	73,125
468,000	B+	William Carter Co., Senior Subordinated Notes,
		Series B, 10.875% due 8/15/11	514,800

		Total Apparel	1,636,988

See Notes to Schedule of Investments.	1

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Auto Manufacturers — 1.2%
		Ford Motor Co.:
$375,000	BB+	Bonds, 6.625% due 10/1/28	$296,993
2,250,000	BB+	Notes, 7.450% due 7/16/31	1,886,436
		General Motors Corp.:
700,000	BB	Senior Debentures, 8.375% due 7/15/33	537,443
1,325,000	BB	Senior Notes, 7.125% due 7/15/13	1,104,448

		Total Auto Manufacturers	3,825,320

Auto Parts & Equipment — 0.9%
415,000	B	Arvin Capital I, Capital Securities,
		9.500% due 2/1/27	427,450
1,160,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	1,117,311
375,000	B-	Rexnord Corp., Senior Subordinated Notes,
		10.125% due 12/15/12	403,125
600,000	B-	Tenneco Automotive, Inc., Senior Secured Second
		Lien Notes, Series B, 10.250% due 7/15/13	672,000
163,000	BB-	TRW Automotive, Inc., Senior Subordinated
		Notes, 11.000% due 2/15/13	179,300

		Total Auto Parts & Equipment	2,799,186

Beverages — 0.2%
530,000	B+	Cott Beverages USA, Inc., Senior Subordinated
		Notes, 8.000% due 12/15/11	564,450

Building Materials — 1.1%
		Associated Materials, Inc.:
2,300,000	CCC+	Senior Discount Notes, step bond to yield
		10.559% due 3/1/14	1,368,500
265,000	CCC+	Senior Subordinated Notes,
		9.750% due 4/15/12	274,275
1,100,000	B-	Goodman Global Holding Co., Inc., Senior
		Notes, 5.760% due 6/15/12 (a)(c)	1,056,000
900,000	CCC+	Nortek, Inc., Senior Subordinated Notes,
		8.500% due 9/1/14	810,000

		Total Building Materials	3,508,775

2	See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Chemicals — 4.1%
$615,000	BB-	Airgas, Inc., Senior Subordinated Notes,
		9.125% due 10/1/11	$667,275
1,450,000	BB-	Equistar Chemicals LP/Equistar Funding Corp.,
		Senior Notes, 10.625% due 5/1/11	1,605,875
825,000	B+	Hercules, Inc., 6.750% due 10/15/29	808,500
525,000	B+	Huntsman International LLC, Senior Notes,
		9.875% due 3/1/09	564,375
1,055,000	BB-	ISP Chemco, Inc., Senior Subordinated Notes,
		Series B, 10.250% due 7/1/11	1,142,037
1,035,000	B+	ISP Holdings, Inc., Senior Secured Notes,
		Series B, 10.625% due 12/15/09	1,110,038
1,425,000	BB-	Lyondell Chemical Co., Secured Notes,
		11.125% due 7/15/12	1,622,719
420,000	BBB-	Methanex Corp., Senior Notes,
		8.750% due 8/15/12	480,900
375,000	B-	Nalco Co., Senior Subordinated Notes,
		8.875% due 11/15/13	393,750
390,000	B-	OM Group, Inc., 9.250% due 12/15/11	388,050
1,200,000	CCC	Resolution Performance Products LLC/RPP
		Capital Corp., Senior Subordinated Notes,
		13.500% due 11/15/10	1,302,000
		Rhodia SA:
		Senior Notes:
25,000	CCC+	7.625% due 6/1/10	24,125
300,000	CCC+	10.250% due 6/1/10	321,000
1,750,000	CCC+	Senior Subordinated Notes,
		8.875% due 6/1/11	1,688,750
105,000	B+	Terra Capital, Inc., Senior Secured Notes,
		12.875% due 10/15/08	124,425
569,000	BB-	Westlake Chemical Corp., 8.750% due 7/15/11	620,210

		Total Chemicals	12,864,029

Coal — 0.3%
820,000	BB	Luscar Coal Ltd., Senior Notes,
		9.750% due 10/15/11	897,900

See Notes to Schedule of Investments.	3

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Commercial Services — 2.6%
$1,450,000	B-	Allied Security Escrow Corp., Senior
		Subordinated Notes, 11.375% due 7/15/11	$1,384,750
950,000	CCC+	Brand Services, Inc., Senior Subordinated Notes,
		12.000% due 10/15/12	1,049,750
		Cenveo Corp.:
730,000	B+	Senior Notes, 9.625% due 3/15/12	786,575
800,000	B-	Senior Subordinated Notes,
		7.875% due 12/1/13	762,000
		Iron Mountain, Inc., Senior Subordinated Notes:
1,100,000	B	8.625% due 4/1/13	1,127,500
350,000	B	7.750% due 1/15/15	346,500
		Service Corp. International:
740,000	BB	Debentures, 7.875% due 2/1/13	762,200
		Notes:
820,000	BB	6.875% due 10/1/07	865,100
1,030,000	BB	6.500% due 3/15/08	1,058,325

		Total Commercial Services	8,142,700

Cosmetics/Personal Care — 0.1%
350,000	CCC+	Del Laboratories, Inc., Senior Subordinated
		Notes, 8.000% due 2/1/12 (a)	299,250

Diversified Financial Services — 3.0%
1,008,000	B-	BCP Crystal U.S. Holdings Corp., Senior
		Subordinated Notes, 9.625% due 6/15/14	1,136,520
950,000	B-	Borden US Finance Corp./ Nova Scotia Finance
		ULC, Second Priority Secured Notes,
		9.000% due 7/15/14 (a)	964,250
265,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	255,725
		Ford Motor Credit Co.:
		Notes:
650,000	BB+	7.875% due 6/15/10	632,366
450,000	BB+	7.000% due 10/1/13	419,805
1,650,000	BB+	Senior Notes, 7.250% due 10/25/11	1,560,877
		General Motors Acceptance Corp.:
2,000,000	BB	Bonds, 8.000% due 11/1/31	1,677,116
525,000	BB	Medium-Term Notes, Series E,
		6.625% due 7/3/08	607,528

4	See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Diversified Financial Services — 3.0% (continued)
		Notes:
$125,000	BB	7.250% due 3/2/11	$111,554
775,000	BB	6.875% due 8/28/12	668,024
1,725,000	BB	6.750% due 12/1/14	1,465,534

		Total Diversified Financial Services	9,499,299

Electric — 6.3%
		AES Corp., Senior Notes:
2,330,000	B-	9.500% due 6/1/09	2,597,950
250,000	B-	7.750% due 3/1/14	266,250
1,550,000	BB	Allegheny Energy Supply Statutory Trust, Series A,
		Secured Notes, 10.250% due 11/15/07 (a)	1,736,000
330,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	375,744
		Calpine Corp.:
2,755,000	B-	Second Priority Senior Secured Notes,
		8.500% due 7/15/10 (a)	2,011,150
100,000	CCC	Senior Notes, 8.625% due 8/15/10	58,750
795,000	B-	Senior Secured Notes, 8.750% due 7/15/13 (a)	566,438
		Edison Mission Energy, Senior Notes:
1,055,000	B+	10.000% due 8/15/08	1,176,325
475,000	B+	7.730% due 6/15/09	496,375
1,775,000	B+	9.875% due 4/15/11	2,059,000
625,000	Caa3**	Mirant Americas Generation LLC, Senior Notes,
		9.125% due 5/1/31 (b)	657,812
2,406,000	B	NRG Energy, Inc., Second Priority Secured
		Notes, 8.000% due 12/15/13 (a)	2,550,360
1,395,000	B	Orion Power Holdings, Inc., Senior Notes,
		12.000% due 5/1/10	1,674,000
		Reliant Energy, Inc., Senior Secured Notes,
1,725,000	B+	9.250% due 7/15/10	1,863,000
1,675,000	B+	9.500% due 7/15/13	1,834,125

		Total Electric	19,923,279

Electronics — 0.6%
600,000	CCC-	Muzak LLC/Muzak Finance Corp., Senior Notes,
		10.000% due 2/15/09	483,000
1,240,000	BBB-	Thomas & Betts Corp., Medium-Term Notes,
		6.625% due 5/7/08	1,306,304

		Total Electronics	1,789,304

See Notes to Schedule of Investments.	5

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Entertainment — 1.8%
$515,000	CCC+	AMC Entertainment, Inc., Senior Subordinated
		Notes, 9.500% due 2/1/11	$509,850
2,325,000	B-	Cinemark, Inc., Senior Discount Notes,
		step bond to yield 9.320% due 3/15/14	1,644,937
		Herbst Gaming, Inc.:
275,000	B-	7.000% due 11/15/14	275,688
1,350,000	B-	Senior Subordinated Notes,
		8.125% due 6/1/12	1,431,000
150,000	CCC+	LCE Acquisition Corp., Senior Subordinated
		Notes, 9.000% due 8/1/14 (a)	146,250
825,000	B+	Scientific Games Corp., Senior Subordinated
		Notes, 6.250% due 12/15/12 (a)	812,625
		Six Flags, Inc., Senior Notes:
525,000	CCC	9.750% due 4/15/13	469,875
400,000	CCC	9.625% due 6/1/14	351,000

		Total Entertainment	5,641,225

Environmental Control — 1.4%
1,275,000	B	Aleris International, Inc., Senior Secured Notes,
		10.375% due 10/15/10	1,421,625
		Allied Waste North America, Inc.:
		Senior Notes:
50,000	BB-	7.250% due 3/15/15 (a)	48,500
1,250,000	B+	Series B, 7.375% due 4/15/14	1,156,250
150,000	BB-	Senior Secured Notes, Series B,
		9.250% due 9/1/12	162,000
1,555,000	BB-	Series B, Senior Notes, 8.500% due 12/1/08	1,628,862

		Total Environmental Control	4,417,237

Food — 1.8%
250,000	BB-	Ahold Finance USA, Inc., Notes,
		8.250% due 7/15/10	273,750
		Ahold Lease USA, Inc., Pass-Thru Certificates:
1,281,233	BB	Series 2001-A-1, 7.820% due 1/2/20	1,346,095
175,000	BB	Series 2001-A-2, 8.620% due 1/2/25	190,859
600,000	BB-	Dean Foods Co., Senior Notes,
		6.900% due 10/15/17	615,000
675,000	B	Del Monte Corp., Senior Subordinated Notes,
		8.625% due 12/15/12	739,125

6	See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Food — 1.8% (continued)
		Doane Pet Care Co.:
$1,075,000	CCC+	Senior Notes, 10.750% due 3/1/10	$1,142,188
105,000	CCC+	Senior Subordinated Notes,
		9.750% due 5/15/07	102,900
1,600,000	B-	Pinnacle Foods Holding Corp., Senior
		Subordinated Notes, 8.250% due 12/1/13	1,376,000

		Total Food	5,785,917

Forest Products & Paper — 2.2%
1,385,000	BB-	Abitibi-Consolidated, Inc., Debentures,
		8.850% due 8/1/30	1,246,500
1,525,000	B+	Appleton Papers, Inc., Senior Subordinated Notes,
		Series B, 9.750% due 6/15/14	1,509,750
650,000	B-	Blue Ridge Paper Products, Inc., Secured Notes,
		9.500% due 12/15/08	627,250
		Buckeye Technologies, Inc., Senior Subordinated
		Notes:
420,000	B	9.250% due 9/15/08	423,150
1,745,000	B	8.000% due 10/15/10	1,666,475
1,600,000	B-	Newark Group, Inc., Senior Subordinated Notes,
		9.750% due 3/15/14	1,352,000

		Total Forest Products & Paper	6,825,125

Health Care-Products — 0.9%
1,197,196	BB+	Dade Behring Holdings, Inc.,
		11.910% due 10/3/10	1,304,944
1,450,000	B-	Medical Device Manufacturing, Inc.,
		Senior Subordinated Notes, Series B,
		10.000% due 7/15/12	1,544,250

		Total Health Care-Products	2,849,194

Health Care-Services — 3.2%
1,450,000	B-	AmeriPath, Inc., Senior Notes,
		10.500% due 4/1/13	1,471,750
825,000	B	Community Health Systems, Inc., Senior
		Subordinated Notes, 6.500% due 12/15/12	825,000
725,000	B	DaVita, Inc., Senior Notes,
		6.625% due 3/15/13 (a)	735,875

See Notes to Schedule of Investments.	7

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Health Care-Services — 3.2% (continued)
		Extendicare Health Services, Inc.:
$465,000	B	Senior Notes, 9.500% due 7/1/10	$504,525
700,000	B-	Senior Subordinated Notes,
		6.875% due 5/1/14	682,500
725,000	BB+	HCA, Inc., Notes, 6.375% due 1/15/15	742,591
1,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior
		Subordinated Notes, 8.750% due 6/15/14	1,800,625
825,000	CCC+	InSight Health Services Corp., Senior Subordinated
		Notes, Series B, 9.875% due 11/1/11	709,500
150,000	B-	Psychiatric Solutions, Inc., Senior Subordinated
		Notes, 10.625% due 6/15/13	165,750
		Tenet Healthcare Corp., Senior Notes:
825,000	B	6.500% due 6/1/12	792,000
1,775,000	B	7.375% due 2/1/13	1,748,375
50,000	B	9.875% due 7/1/14	54,000

		Total Health Care-Services	10,232,491

Holding Companies-Diversified — 0.2%
500,000	B-	JSG Funding PLC, Senior Notes,
		9.625% due 10/1/12	491,250

Home Builders — 1.4%
		D.R. Horton, Inc.:
685,000	BB+	Senior Notes, 8.000% due 2/1/09	748,598
545,000	BB-	Senior Subordinated Notes,
		9.375% due 3/15/11	588,815
815,000	BB-	KB HOME, Senior Subordinated Notes,
		9.500% due 2/15/11	876,125
490,000	BBB-	Ryland Group, Inc., Senior Notes,
		9.750% due 9/1/10	526,812
1,035,000	BB-	Schuler Homes, Inc., 10.500% due 7/15/11	1,162,926
525,000	B+	Standard Pacific Corp., Senior Subordinated
		Notes, 9.250% due 4/15/12	577,500

		Total Home Builders	4,480,776

Home Furnishings — 0.3%
800,000	B-	Sealy Mattress Co., Senior Subordinated Notes,
		8.250% due 6/15/14	814,000

8	See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Household Products/Wares — 0.6%
$543,000	Aa3**	Pennzoil-Quaker State Co., Senior Notes,
		10.000% due 11/1/08	$583,307
1,300,000	B	Playtex Products, Inc., Senior Secured Notes,
		8.000% due 3/1/11	1,397,500

		Total Household Products/Wares	1,980,807

Insurance — 0.4%
1,015,000	BB	Markel Capital Trust I, Series B,
		8.710% due 1/1/46	1,111,534

Internet — 0.2%
510,000	B-	FTD, Inc., Senior Notes, 7.750% due 2/15/14	492,150

Iron-Steel — 0.4%
625,000	B+	AK Steel Corp., Senior Notes,
		7.875% due 2/15/09	593,750
634,000	BBB+	Ispat Inland ULC, Secured Notes,
		9.750% due 4/1/14	741,780

		Total Iron-Steel	1,335,530

Leisure Time — 0.7%
1,050,000	CCC-	Icon Health & Fitness, Inc., Senior
		Subordinated Notes, 11.250% due 4/1/12	777,000
1,475,000	B-	Riddell Bell Holdings, Inc., Senior
		Subordinated Notes, 8.375% due 10/1/12 (a)	1,482,375

		Total Leisure Time	2,259,375

Lodging — 5.0%
1,325,000	B+	Ameristar Casinos, Inc., Senior Subordinated
		Notes, 10.750% due 2/15/09	1,454,187
		Caesars Entertainment, Inc., Senior Subordinated
		Notes:
800,000	BB-	9.375% due 2/15/07	858,000
800,000	BB-	8.875% due 9/15/08	886,000
1,530,000	BB-	8.125% due 5/15/11	1,746,112
		Hilton Hotels Corp.:
425,000	BBB-	Notes, 7.625% due 12/1/12	488,555
890,000	BBB-	Senior Notes, 7.950% due 4/15/07	944,933

See Notes to Schedule of Investments.	9

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Lodging — 5.0% (continued)
$850,000	B	Kerzner International Ltd., Senior
		Subordinated Notes, 8.875% due 8/15/11	$913,750
1,300,000	B	Las Vegas Sands Corp., Senior Notes,
		6.375% due 2/15/15 (a)	1,257,750
		Mandalay Resort Group:
415,000	B+	Senior Subordinated Debentures,
		7.625% due 7/15/13	434,713
1,040,000	B+	Senior Subordinated Notes, Series B,
		10.250% due 8/1/07	1,146,600
		MGM MIRAGE, Inc.:
1,200,000	BB	Senior Notes, 6.750% due 9/1/12	1,233,000
		Senior Subordinated Notes:
525,000	B+	9.750% due 6/1/07	570,281
1,285,000	B+	8.375% due 2/1/11	1,394,225
750,000	BB+	Starwood Hotels & Resorts Worldwide, Inc.,
		Senior Notes, 7.875% due 5/1/12	842,813
450,000	B+	Station Casinos, Inc., Senior Subordinated Notes,
		6.875% due 3/1/16	464,625
1,100,000	B+	Turning Stone Casino Resort Enterprise,
		Senior Notes, 9.125% due 12/15/10 (a)	1,149,500

		Total Lodging	15,785,044

Machinery – Construction & Mining — 0.2%
700,000	B	Terex Corp., Senior Subordinated Notes,
		Series B, 10.375% due 4/1/11	763,000

Machinery – Diversified — 0.7%
100,000	BB-	Case New Holland, Inc., Senior Notes,
		9.250% due 8/1/11 (a)	106,000
400,000	B-	Dresser-Rand Group, Inc., Senior Subordinated
		Notes, 7.375% due 11/1/14 (a)	394,000
1,185,000	B	Flowserve Corp., Senior Subordinated Notes,
		12.250% due 8/15/10	1,276,837
415,000	B+	NMHG Holding Co., 10.000% due 5/15/09	441,975

		Total Machinery-Diversified	2,218,812

10	See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Media — 11.6%
$2,380,699	B-	CanWest Media, Inc., Senior Subordinated Notes,
		8.000% due 9/15/12 (a)	$2,487,830
		Charter Communications Holdings LLC/Charter
		Communications Holdings Capital Corp.,
		Senior Discount Notes:
4,805,000	CCC-	Step bond to yield 14.167% due 1/15/10	3,771,925
1,425,000	CCC-	Step bond to yield 13.335% due 1/15/11	1,090,125
2,250,000	CCC-	Step bond to yield 13.335% due 5/15/11	1,468,125
		CSC Holdings, Inc.:
1,475,000	BB-	Senior Debentures, 7.625% due 7/15/18	1,541,375
		Senior Notes:
625,000	BB-	7.875% due 12/15/07	655,469
		Series B:
725,000		8.125% due 7/15/09	773,938
420,000		7.625% due 4/1/11	447,300
2,345,000	B+	Senior Subordinated Debentures,
		10.500% due 5/15/16	2,579,500
		Dex Media, Inc., Discount Notes:
1,100,000	B	Step bond to yield 7.837% due 11/15/13	880,000
800,000	B	Step bond to yield 8.904% due 11/15/13	640,000
422,000	B	Dex Media East LLC /Dex Media East
		Finance Co., 12.125% due 11/15/12	507,455
855,000	B	Dex Media West LLC /Dex Media West
		Finance Co., Senior Subordinated Notes,
		Series B, 9.875% due 8/15/13	981,113
942,000	BB-	DirecTV Holdings LLC/DirecTV Financing Co.,
		Inc., Senior Notes, 8.375% due 3/15/13	1,047,975
		EchoStar DBS Corp.:
1,900,000	BB-	6.625% due 10/1/14 (a)	1,914,250
1,193,000	BB-	Senior Notes, 9.125% due 1/15/09	1,275,019
1,550,000	BBB+	Historic TW, Inc., Senior Notes,
		6.625% due 5/15/29	1,729,031
1,425,000	B-	Houghton Mifflin Co., Senior Discount Notes,
		step bond to yield 11.234% due 10/15/13	983,250
1,585,000	B-	Insight Communications Co., Inc.,
		Senior Discount Notes, step bond to yield
		13.753% due 2/15/11	1,588,962
1,500,000	B	Mediacom Broadband LLC, Senior Notes,
		11.000% due 7/15/13	1,631,250

See Notes to Schedule of Investments.	11

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Media — 11.6% (continued)
$600,000	B	Mediacom LLC/Mediacom Capital Corp.,
		Senior Notes, 9.500% due 1/15/13	$598,500
1,425,000	B-	Nexstar Finance, Inc., Senior Subordinated
		Notes, 7.000% due 1/15/14 (a)	1,314,562
225,000	B-	NextMedia Operating, Inc., Senior
		Subordinated Notes, 10.750% due 7/1/11	246,375
895,000	B	Radio One, Inc., Senior Subordinated Notes,
		Series B, 8.875% due 7/1/11	964,363
2,710,000	B+	Rogers Cablesystems Ltd., Senior Notes,
		11.000% due 12/1/15	2,943,737
515,000	CCC+	Spanish Broadcasting System, Inc., Senior
		Subordinated Notes, 9.625% due 11/1/09	542,038
1,300,000	BBB+	Time Warner, Inc., 7.625% due 4/15/31	1,627,601
358,000	B+	Yell Finance BV, step bond to yield
		12.263% due 8/1/11	350,840

		Total Media	36,581,908

Metal Fabricate-Hardware — 0.7%
950,000	B-	Mueller Group, Inc., Senior Subordinated Notes,
		10.000% due 5/1/12	1,002,250
850,000	B-	Mueller Holdings, Inc., Discount Notes,
		step bond to yield 14.972% due 4/15/14	618,375
585,000	B	Wolverine Tube, Inc., Senior Notes,
		10.500% due 4/1/09	570,375

		Total Metal Fabricate-Hardware	2,191,000

Mining — 0.3%
780,000	BBB	Phelps Dodge Corp., Senior Notes,
		8.750% due 6/1/11	940,877

Miscellaneous Manufacturing — 1.2%
745,000	NR	Aqua Chem, Inc., Senior Subordinated Notes,
		11.250% due 7/1/08 (d)	633,250
700,000	B-	Blount, Inc., Senior Subordinated Notes,
		8.875% due 8/1/12	735,000
950,000	B-	Invensys PLC, Senior Notes,
		9.875% due 3/15/11 (a)	900,125
2,475,000	B-	KI Holdings, Inc., Senior Discount Notes,
		step bond to yield 9.879% due 11/15/14 (a)	1,423,125

		Total Miscellaneous Manufacturing	3,691,500

12	See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Office Furnishings — 0.4%
$1,200,000	B-	Interface, Inc., Senior Notes,
		10.375% due 2/1/10	$1,290,000

Oil & Gas — 3.6%
1,025,000	CCC+	Aventine Renewable Energy, Inc., Secured Notes,
		9.010% due 12/15/11 (a)(c)	937,875
2,175,000	BB-	Chesapeake Energy Corp., Senior Notes,
		6.625% due 1/15/16 (a)	2,259,281
1,275,000	BB-	Forest Oil Corp., Senior Notes,
		8.000% due 12/15/11	1,402,500
682,000	B+	Magnum Hunter Resources, Inc., Senior Notes,
		9.600% due 3/15/12	753,610
1,325,000	B+	Plains Exploration & Production Co.,
		Senior Subordinated Notes, Series B,
		8.750% due 7/1/12	1,450,875
310,000	BB	Pogo Producing Co., Senior Subordinated Notes,
		Series B, 8.250% due 4/15/11	331,700
1,625,000	B+	Stone Energy Corp., Senior Subordinated Notes,
		6.750% due 12/15/14	1,551,875
1,420,000	B	Swift Energy Co., Senior Subordinated Notes,
		9.375% due 5/1/12	1,526,500
		Vintage Petroleum, Inc.:
725,000	BB-	Senior Notes, 8.250% due 5/1/12	790,250
325,000	B	Senior Subordinated Notes,
		7.875% due 5/15/11	344,500

		Total Oil & Gas	11,348,966

Oil & Gas Services — 0.5%
1,025,000	B	Hanover Compressor Co., Senior Notes,
		9.000% due 6/1/14	1,066,000
520,000	BB-	SESI, LLC, Senior Notes, 8.875% due 5/15/11	548,600

		Total Oil & Gas Services	1,614,600

Packaging & Containers — 3.6%
1,375,000	B-	Anchor Glass Container Corp., Senior Secured
		Notes, 11.000% due 2/15/13	1,113,750
650,000	B-	Berry Plastics Corp., Senior Subordinated Notes,
		10.750% due 7/15/12	708,500
1,575,000	B-	Graphic Packaging International Corp., Senior
		Subordinated Notes, 9.500% due 8/15/13	1,543,500

See Notes to Schedule of Investments.	13

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Packaging & Containers — 3.6% (continued)
$2,060,000	BB-	Owens-Brockway Glass Container, Inc., Secured
		Notes, 8.875% due 2/15/09	$2,199,050
1,190,000	B+	Plastipak Holdings, Inc., Senior Notes,
		10.750% due 9/1/11	1,306,025
		Pliant Corp.:
650,000	CCC+	Senior Secured Second Lien Notes,
		11.125% due 9/1/09	630,500
150,000	CCC+	Senior Subordinated Notes,
		13.000% due 6/1/10	120,750
425,000	CCC-	Radnor Holdings Corp., Senior Notes,
		11.000% due 3/15/10	313,438
935,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (a)	997,155
1,525,000	B	Stone Container Finance Company of Canada II,
		Senior Notes, 7.375% due 7/15/14	1,422,062
		Tekni-Plex, Inc.:
650,000	CCC-	Senior Secured Notes,
		8.750% due 11/15/13 (a)	562,250
835,000	CCC-	Senior Subordinate Notes, Series B,
		12.750% due 6/15/10	559,450

		Total Packaging & Containers	11,476,430

Pharmaceuticals — 0.3%
800,000	C	aaiPharma, Inc., 11.000% due 4/1/10 (b)	368,000
700,000	CCC+	Leiner Health Products, Inc., Senior
		Subordinated Notes, 11.000% due 6/1/12	710,500

		Total Pharmaceuticals	1,078,500

Pipelines — 4.2%
4,800,000	B-	Dynegy Holdings, Inc., Second Priority Senior
		Secured Notes, 9.641% due 7/15/08 (a)	5,136,000
4,175,000	CCC+	General Motors Acceptance Corp.,
		Medium-Term Notes, 7.750% due 1/15/32	3,914,062
		Williams Cos., Inc.:
		Notes:
1,825,000	B+	7.875% due 9/1/21	2,034,875
725,000	B+	8.750% due 3/15/32	853,688
1,025,000	B+	Senior Notes, 7.625% due 7/15/19	1,137,750

		Total Pipelines	13,076,375

14	See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

REITS — 1.3%
		Host Marriott LP:
		Senior Notes:
$375,000	B+	7.125% due 11/1/13	$388,125
350,000	B+	6.375% due 3/15/15 (a)	343,875
1,760,000	B+	Series I, 9.500% due 1/15/07	1,883,200
		MeriStar Hospitality Corp., Senior Notes:
150,000	CCC+	9.000% due 1/15/08	153,750
50,000	CCC+	9.125% due 1/15/11	51,375
1,250,000	CCC+	MeriStar Hospitality Operating Partnership LP,
		Senior Notes, 10.500% due 6/15/09	1,343,750

		Total REITS	4,164,075

Retail — 3.4%
875,000	B-	Carrols Corp., Senior Subordinated Notes,
		9.000% due 1/15/13 (a)	892,500
1,100,000	BBB-	Gap, Inc., Notes, 10.050% due 12/15/08	1,269,312
1,525,000	CCC	Home Interiors & Gifts, Inc., Senior
		Subordinated Notes, 10.125% due 6/1/08	1,227,625
		JC Penney Co., Inc., Notes:
1,400,000	BB+	8.000% due 3/1/10	1,547,000
1,323,000	BB+	9.000% due 8/1/12	1,551,217
750,000	B	Jean Coutu Group PJC, Inc., Senior Subordinated
		Notes, 8.500% due 8/1/14	733,125
		Rite Aid Corp.:
125,000	B-	11.250% due 7/1/08	132,188
1,105,000	B-	Notes, 7.125% due 1/15/07	1,105,000
1,122,000	B+	Saks, Inc., 9.875% due 10/1/11	1,192,125
500,000	BB	Toys “R” Us, Inc., Notes, 7.375% due 10/15/18	402,500
700,000	B	VICORP Restaurants, Inc., Senior Notes,
		10.500% due 4/15/11	703,500

		Total Retail	10,756,092

Savings & Loans — 1.1%
3,200,000	CCC-	Ocwen Capital Trust I, 10.875% due 8/1/27	3,312,000

Semiconductors — 0.5%
		Amkor Technology, Inc.:
475,000	B-	Senior Notes, 9.250% due 2/15/08	433,438
1,335,000	CCC	Senior Subordinated Notes,
		10.500% due 5/1/09	1,014,600

		Total Semiconductors	1,448,038

See Notes to Schedule of Investments.	15

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Telecommunications — 14.3%
		AirGate PCS, Inc.:
$325,000	B-	6.891% due 10/15/11 (c)	$333,125
701,300	CCC	Secured Notes, 9.375% due 9/1/09	739,871
		Alamosa Delaware, Inc.:
584,000	CCC+	Senior Discount Notes, step bond to yield
		11.437% due 7/31/09	640,940
975,000	CCC+	Senior Notes, 11.000% due 7/31/10	1,092,000
454,000	CCC+	American Tower Corp., Senior Notes,
		9.375% due 2/1/09	478,403
600,000	CCC+	American Tower Escrow Corp.,
		Discount Notes, zero coupon bond to yield
		14.314% due 8/1/08	460,500
		AT&T Corp., Senior Notes:
1,350,000	BB+	9.050% due 11/15/11	1,557,562
1,000,000	BB+	9.750% due 11/15/31	1,275,000
		Crown Castle International Corp., Senior Notes:
1,430,000	CCC+	10.750% due 8/1/11	1,528,312
750,000	CCC+	7.500% due 12/1/13	853,125
775,000	CCC	Dobson Cellular Systems, Senior Secured Notes,
		9.875% due 11/1/12 (a)	798,250
940,000	D	GT Group Telecom, Inc., Senior Discount Notes,
		13.250% due 2/1/10 (b)(d)(e)*	0
400,000	B+	Insight Midwest LP/Insight Capital, Inc.,
		Senior Notes, 10.500% due 11/1/10	428,000
550,000	B+	Intelsat Bermuda Ltd., Senior Notes,
		7.805% due 1/15/12 (a)(c)	561,000
825,000	B	Intelsat Special Subsidiary Ltd.,
		Senior Discount Notes, step bond to yield
		8.495% due 2/1/15 (a)(c)	525,938
1,525,000	CCC+	IWO Holdings, Inc., Secured Notes,
		6.891% due 1/15/12 (a)	1,525,000
4,075,000	B	Lucent Technologies, Inc., Debentures,
		6.450% due 3/15/29	3,545,250
150,000	B+	MCI, Inc., Senior Notes, 8.735% due 5/1/14	168,375
		New Cingular Wireless Services, Inc.:
2,350,000	A	Notes, 8.125% due 5/1/12	2,815,378
2,700,000	A	Senior Notes, 7.875% due 3/1/11	3,137,073

16	See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

Telecommunications — 14.3% (continued)
		Nextel Communications, Inc., Senior Notes:
$50,000	BB	6.875% due 10/31/13	$53,375
1,125,000	BB	7.375% due 8/1/15	1,222,031
602,000	BB-	Nextel Partners, Inc., Senior Notes,
		12.500% due 11/15/09	660,695
1,225,000	B-	Nortel Networks Corp., Notes,
		6.875% due 9/1/23	1,114,750
225,000	B-	Nortel Networks Ltd., Notes,
		6.125% due 2/15/06	227,250
525,000	B-	Northern Telecom Capital Corp., Senior
		Subordinated Notes, 7.875% due 6/15/26	514,500
250,000	B-	NTL Cable PLC, 8.750% due 4/15/14	257,500
504,000	B+	PanAmSat Corp., 9.000% due 8/15/14	550,620
2,425,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (a)	2,643,250
		Qwest Services Corp., Notes:
2,240,000	B	13.500% due 12/15/10 (a)	2,564,800
953,000	B	14.000% due 12/15/14 (a)	1,131,687
1,250,000	B-	SpectraSite, Inc., Senior Notes,
		8.250% due 5/15/10	1,328,125
		Sprint Capital Corp.:
3,400,000	BBB-	8.750% due 3/15/32	4,688,801
1,975,000	BBB-	Senior Notes, 6.875% due 11/15/28	2,247,402
3,500,000		UPC Broadband Holding BV, Term Loan,
		5.752% due 3/15/12	3,492,344

		Total Telecommunications	45,160,232

Textiles — 0.3%
2,000,000	B-	Simmons Bedding Co., Senior Discount Notes,
		step bond to yield 10.002% due 12/15/14 (a)	890,000

Transportation — 0.5%
875,000	B+	General Maritime Corp., Senior Notes,
		10.000% due 3/15/13	953,750
580,000	BB+	Windsor Petroleum Transport Corp.,
		Secured Notes, 7.840% due 1/15/21 (a)	634,040

		Total Transportation	1,587,790

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $275,342,909)	289,866,459

See Notes to Schedule of Investments.	17

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Rating‡	Security	Value

CONVERTIBLE BOND & NOTE — 0.1%

Electronics — 0.1%
$306,000	B	Sanmina-SCI Corp., zero coupon bond to yield
		10.635% due 9/12/20 (Cost — $164,120)	$166,387

ASSET-BACKED SECURITIES — 0.0(b)%

Airlines — 0.0%
581,502	Ca**	United Airlines, Inc., Pass-Through Certificates,
		Series 2000-1, Class B, 8.030% due 7/1/11 (b)*	140,124
Diversified Financial Services — 0.0%
6,296,588	D	Airplanes Pass-Through Trust, Series 1, Class D,
		10.875% due 3/15/12 (d)(e)	0

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $7,530,749)	140,124

Shares

COMMON STOCK — 0.9%

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
38,785		Aurora Foods, Inc. (d)(e)*	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
4,109		Outsourcing Solutions, Inc. (e)*	14,383

INDUSTRIALS — 0.0%
Aerospace & Defense — 0.0%
2,012		Northrop Grumman Corp.	112,109

INFORMATION TECHNOLOGY — 0.1%
Communications Equipment — 0.1%
7,514		Motorola, Inc	130,518

Semiconductors & Semiconductor Equipment — 0.0%
829		Freescale Semiconductor, Inc., Class B Shares*	16,746

		TOTAL INFORMATION TECHNOLOGY	147,264

18	See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value

TELECOMMUNICATION SERVICES — 0.8%

Diversified Telecommunication Services — 0.4%
2,169	McLeodUSA, Inc., Class A Shares*	$260
12,250	Pagemart Nationwide, Inc. (d)(e)	123
53,428	Telewest Global, Inc.*	1,117,179

		1,117,562

Wireless Telecommunication Services — 0.4%
83,132	Alamosa Holdings, Inc.*	1,026,680
22,554	Crown Castle International Corp.*	401,010

		1,427,690

	TOTAL TELECOMMUNICATION SERVICES	2,545,252

	TOTAL COMMON STOCK
	(Cost — $4,338,455)	2,819,008

CONVERTIBLE PREFERRED STOCK — 0.8%

TELECOMMUNICATION SERVICES — 0.8%

Wireless Telecommunication Services — 0.8%
2,234	Alamosa Holdings, Inc., Series B,
	7.500% due 7/31/13	2,062,820
12,000	Crown Castle International Corp.,
	6.25% Cumulative	567,000

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost — $1,013,147)	2,629,820

Warrants

WARRANTS — 0.1%

Capital Markets — 0.0%
650	Mueller Holdings, Inc., expires 4/15/14 *	74,912

Commercial Services & Supplies — 0.0%
1,040	Merrill Corp., expires 5/1/09 (a)(d)(e)*	0

Communications Equipment — 0.1%
600	American Tower Corp., expires 8/1/08 (a)*	152,554

Containers & Packaging — 0.0%
150	Pliant Corp., expires 6/1/10 (a)(d)(e)*	2

See Notes to Schedule of Investments.	19

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Warrants	Security	Value

Diversified Telecommunication Services — 0.0%
940	GT Group Telecom, Inc., expires 2/1/10 (a)(d)(e)*	$0
695	Horizon PCS, Inc., expires 10/1/10 (a)(d)(e)*	0
4,125	Iridium World Communications, Inc.,
	expires 7/15/05 (a)(d)(e)*	41
720	IWO Holdings, Inc., Class C Shares,
	expires 1/15/11 (a)(d)(e)*	0
750	Jazztel PLC, expires 7/15/10 (e)*	0
4,125	RSL Communications Ltd., Class A,
	expires 11/15/06 (d)(e)*	0

	Total Diversified Telecommunication Services	41

Electronic Equipment & Instruments — 0.0%
2,460	Viasystems Group, Inc., expires 1/31/10 (d)(e)* .	0

Internet Software & Services — 0.0%
1,005	Cybernet Internet Services International,
	expires 7/1/09 (a)(d)(e)*	0

	TOTAL WARRANTS
	(Cost — $748,385)	227,509

	TOTAL INVESTMENTS BEFORE
	SHORT-TERM INVESTMENTS
	(Cost — $289,137,765)	295,849,307

Face
Amount

SHORT-TERM INVESTMENT — 4.3%

REPURCHASE AGREEMENT — 4.3%
$13,534,000	Interest in $579,182,000 joint tri-party
	repurchase agreement dated 5/31/05 with
	Merrill Lynch & Co., Inc., 3.020% due 6/1/05 ;
	Proceeds at maturity — $13,535,135; (Fully
	collateralized by various U.S. government
	agency obligations, 0.000% to 5.980%
	due 6/8/05 to 2/12/24 ; Market value —
	$13,804,690) (Cost — $13,534,000)	13,534,000

	TOTAL INVESTMENTS — 98.2%
	(Cost — $302,671,765#)	309,383,307
	Other Assets in Excess of Liabilities — 1.8%	5,599,587

	TOTAL NET ASSETS — 100.0%	$314,982,894

20	See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	May 31, 2005

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

#	Aggregate cost for Federal income tax purposes is substantially the same.

*	Non-income producing security.

**	Rating by Moody’s Investors Service.

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is currently in default.

(c)	Variable rate security.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

Please see pages 22 and 23 for definitions of ratings.

See Notes to Schedule of Investments.	21

BOND RATINGS (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)  — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	—
Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—
Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC and CC	—
Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal  in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—
Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—
Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

22

BOND RATINGS (unaudited) (continued)

A	—
Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—
Bonds rated “Baa” are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—
Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

SHORT–TERM SECURITY RATINGS (unaudited)

SP-1	—
Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—
Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

23

Notes to Schedule of Investments (unaudited)

    1.   Organization and Significant Accounting Policies

          Managed High Income Portfolio Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

          The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

          (a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

          (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

          (c) Security Transactions.  Security transactions are accounted for on a trade date basis.

24

Notes to Schedule of Investments (unaudited) (continued)

2. Investments. At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,368,333
Gross unrealized depreciation	(20,656,791)

Net unrealized appreciation	$6,711,542

25

ITEM 2.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Income Portfolio Inc.

By________________
R. Jay Gerken
Chief Executive Officer

Date    July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By________________
R. Jay Gerken
Chief Executive Officer

Date    July 29, 2005

By________________
Kaprel Ozsolak
Chief Financial Officer

Date    July 29, 2005

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